Schedule of Finance cost (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Notes and other explanatory information [abstract]
Interest expense on bank borrowings	$ 18,174	$ 23,370	$ 85,083
Interest expense on bank charges	58,541	75,278
Interest expenses on lease liabilities	91,093	117,136	12,536
Finance costs	$ 167,808	$ 215,784	$ 97,619